Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 25, 2023	Dec. 31, 2022	Nov. 10, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	45,000,000		45,000,000		45,000,000
Preferred stock, shares issued	29,057,097		29,057,097		0
Preferred stock, shares outstanding	29,057,097		29,057,097		0
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000		740,000,000	740,000,000	740,000,000
Common stock, shares issued	154,185,089	474,683	141,348,856		132,858,484
Common stock, shares outstanding	94,116,504		141,348,856		132,858,484
Treasury stock share	60,068,585		0